Label	Element	Value
Innovator U.S. Equity Power Buffer ETF™ - December | SPDR S&P 500 ETF Trust, Expiration: 11/28/2025; Exercise Price: $6.03 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	102.40%
Innovator U.S. Equity Power Buffer ETF™ - December | SPDR S&P 500 ETF Trust, Expiration: 11/28/2025; Exercise Price: $602.55 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.10%
Innovator U.S. Equity Power Buffer ETF™ - December | SPDR S&P 500 ETF Trust, Expiration: 11/28/2025; Exercise Price: $512.17 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.00%
Innovator U.S. Equity Power Buffer ETF™ - December | SPDR S&P 500 ETF Trust, Expiration: 11/28/2025; Exercise Price: $674.31 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(2.70%)